UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended March 31, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Kleinheinz Capital Partners, Inc.
Address:       201 Main Street, Suite 2001, Fort Worth, Texas 76102

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        James K. Phillips
Title:       Chief Financial Officer
Phone:       817-348-8100

Signature, Place, and Date of Signing:

  /S/ James K. Phillips         Fort Worth, Texas          May 14, 2002
  ---------------------         ------------------------   -----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           73

Form 13F Information Table Value Total:           $182,763

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
ADVANCED MICRO DEVICES    COM      007903107      1,471     100,000   SH             SOLE                 100,000
  INC
AETHER SYS INC            SUB NT   00808VAA3      1,815   3,000,000   PRN            SOLE               3,000,000
                          CV 6%05
AFFYMETRIX INC            COM      00826T108        869      30,000   SH             SOLE                  30,000
ALLEGIANCE TELECOM INC    COM      01747T102      1,080     360,000   SH             SOLE                 360,000
AMERICA MOVIL S A DE C V  SPON ADR 02364W105      1,986     100,000   SH             SOLE                 100,000
                          L SHS
ANHEUSER BUSCH COS INC    COM      035229103      2,871      55,000   SH             SOLE                  55,000
APOGENT TECHNOLOGIES INC  COM      03760A101      3,702     150,000   SH             SOLE                 150,000
APPLERA CORP              COM CE   038020202      1,028      50,000   SH             SOLE                  50,000
                          GEN GRP
APRIA HEALTHCARE GROUP    COM      037933108      1,961      80,000   SH             SOLE                  80,000
  INC
ARADIGM CORP              COM      038505103        823     175,000   SH             SOLE                 175,000
ARCHER DANIELS MIDLAND CO COM      039483102      1,881     135,000   SH             SOLE                 135,000
BRINKER INTL INC          COM      109641100      1,296      40,000   SH             SOLE                  40,000
BROADCOM CORP             CL A     111320107        539      15,000   SH             SOLE                  15,000
CENDANT CORP              COM      151313103      2,880     150,000   SH             SOLE                 150,000
CEPHALON INC              COM      156708109      5,355      85,000   SH             SOLE                  85,000
CHINA MOBILE HONG KONG    SPONSOR- 16941M109        850      55,000   SH             S0LE                  55,000
  LTD                     ED ADR
CINERGY CORP              COM      172474108        608      17,000   SH             SOLE                   17,000
CISCO SYS INC             COM      17275R102        847      50,000   SH             SOLE                   50,000
COMPANHIA PARANAENSE    SPON ADR   20441B407      1,014     130,000   SH             SOLE                  130,000
  ENERG C                 PFD
COMPANIA DE TELECOMUNICS  SPON ADR 204449300      2,246     150,000   SH             SOLE                 150,000
  DE CHILE                NEW
CONAGRA FOODS INC         COM      205887102      2,425     100,000   SH             SOLE                 100,000
CORNING INC               COM      219350105      1,143     150,000   SH             SOLE                 150,000
EARTHLINK INC             COM      270321102      2,284     225,000   SH             SOLE                 225,000
ECLIPSYS CORP             COM      278856109      2,544     155,000   SH             SOLE                 155,000
ENCORE ACQUISITION CO     COM      29255W100        451      30,600   SH             SOLE                  30,600
ENDWAVE CORP              COM      29264A107        619     737,000   SH             SOLE                 737,000
E TRADE GROUP INC         NOTE     269246ABO        828   1,000,000   PRN            SOLE               1,000,000
                          6.000%
                          2/0
GENERAL MTRS CORP         CL H NEW 370442832      2,879     175,000   SH             SOLE                 175,000
GOLDEN TELECOM INC        ADR      38122G107        542      35,000   SH             SOLE                  35,000
HUMANA INC                COM      444859102      1,691     125,000   SH             SOLE                 125,000
ICO HLDGS INC             COM      449293109        702     497,850   SH             SOLE                 497,850
IDX SYS CORP              COM      449491109        439      25,000   SH             SOLE                  25,000
INSPIRE INS SOLUTIONS CO  COM      457732105         35     349,500   SH             SOLE                 349,500
INTEL CORP                COM      458140100      1,825      60,000   SH             SOLE                  60,000
INTERNET HOLDRS TR        DEPOSIT  46059W102        302      10,000   SH             SOLE                  10,000
                          RCPT
INTERPORE INTL            COM      46062W107      1,008      90,000   SH             SOLE                  90,000
INTERTRUST TECHNOLOGIES   COM      46113Q109        995     790,000   SH             SOLE                 790,000
  CORP
KNIGHTSBRIDGE TANKERS LTD ORD      G5299G106      4,466     245,910   SH             SOLE                 245,910
LEUCADIA NATL CORP        COM      527288104      4,362     122,000   SH             SOLE                 122,000
LIBERTY MEDIA CORP NEW    COM SER  530718105      1,959     155,000   SH             SOLE                 155,000
                          A
LONE STAR STEAKHOUSE      COM      542307103      1,776      85,000   SH             SOLE                  85,000
  SALOON
MCDONALDS CORP            COM      580135101      1,388      50,000   SH             SOLE                  50,000
MICROSOFT CORP            COM      594918104      4,825      80,000   SH             SOLE                  80,000
MORGAN STANLEY EMER MKTS  COM      61744H105      2,860     350,000   SH             SOLE                 350,000
  DEBT
NASDAQ 100 TR            UNIT SER  631100104      8,114     225,000   SH             SOLE                  225,000
                          1
NEXTEL COMMUNICATIONS INC CL A     65332V103        538     100,000   SH             SOLE                 100,000
NORDIC AMERICAN TANKER    COM      G65773106      2,520     165,000   SH             SOLE                 165,000
  SHIPPING
NORTEL NETWORKS CORP NEW  COM      656568102      2,067     460,284   SH             SOLE                 460,284
OPEN JT STK               SPONSOR- 68370R109      1,609      50,000   SH             SOLE                  50,000
  CO-VIMPELCOMMUNIC       ED ADR
PARKER DRILLING CO        COM      701081101        886     200,000   SH             SOLE                 200,000
PEPSICO INC               COM      713448108      5,665     110,000   SH             SOLE                 110,000
PHILIP MORRIS COS INC     COM      718154107     17,118     325,000   SH             SOLE                 325,000
QUICKSILVER RESOURCES INC COM      74837R104      2,300     100,000   SH             SOLE                 100,000
REALNETWORKS INC          COM      75605L104      1,755     250,000   SH             SOLE                 250,000
RESEARCH IN MOTION LTD    COM      760975102      9,858     355,000   SH             SOLE                 355,000
S1 CORPORATION            COM      78463B101      3,088     200,000   SH             SOLE                 200,000
SK TELECOM LTD            SPONSOR- 78440P108      1,968      80,000   SH             SOLE                  80,000
                          ED ADR
SATYAM COMPUTER SERVICES  ADR      804098101        625      50,000   SH             SOLE                  50,000
  LTD
SERVICE CORP INTL         COM      817565104        371      70,000   SH             SOLE                  70,000
STAMPS COM INC            COM      852857101        560     125,200   SH             SOLE                 125,200
SYMBOL TECHNOLOGIES INC   COM      871508107      2,248     200,000   SH             SOLE                 200,000
TELEFONOS DE MEXICO S A   SPON ADR 879403780      8,078     200,000   SH             SOLE                 200,000
                          ORD L
TELESP CELULAR PART S A   SPON ADR 87952L108      2,374     375,000   SH             SOLE                 375,000
                          PFD
TESORO PETE CORP          COM      881609101        984      70,000   SH             SOLE                  70,000
TRIAD HOSPITALS INC       COM      89579K109      2,063      60,000   SH             SOLE                  60,000
TYCO INTL LTD NEW         COM      902124106        727      22,500   SH             SOLE                  22,500
US ONCOLOGY INC           COM      90338W103      1,322     150,000   SH             SOLE                 150,000
VISX INC DEL              COM      92844S105     21,732   1,230,600   SH             SOLE               1,230,600
VODAFONE GROUP PLC NEW    SPONSOR- 92857W100      1,290      70,000   SH             SOLE                  70,000
                          ED ADR
WESTCORP INC              COM      957907108        874      40,000   SH             SOLE                  40,000
WILLIAMS COS INC DEL      COM      969457100        353      15,000   SH             SOLE                  15,000
WORLDCOM INC GA NEW       WRLDCOM  98157D106      2,359     350,000   SH             SOLE                 350,000
                          GP COM
YAHOO INC                 COM      984332106      1,847     100,000   SH             SOLE                 100,000